Note 12 - Employees' Postretirement Benefits and Other Benefits (Table)	3 Months Ended
Mar. 31, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	March 31, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	400	384	784	369	374	743
Variable Contribution plan	40	-	40	39	-	39

Employees’.postretirement projected benefits obligation	440	384	824	408	374	782

Long-term liabilities
Defined-benefit plan	5,876	8,269	14,145	5,719	7,889	13,608
Variable Contribution plan	190	-	190	132	-	132
Employees’ postretirement projected benefits obligation	6,066	8,269	14,335	5,851	7,889	13,740

	6,506	8,653	15,159	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,397	626	4,023	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,219)	(214)	(1,433)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,367	412	2,779	2,317	402	2,719

Net periodic benefit cost [Table Text Block]

	As of March 31,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	61	47	38	60	21	28
Interest cost on projected benefit obligation	957	13	238	744	8	186
Expected return on plan assets	(846)	(6)	-	(625)	(4)	-
Amortization of net actuarial loss	17	3	8	16	2	-
Recognized loss	(1)	-	-	-	-	-
	188	57	284	195	27	214

Employees’ contributions	(61)	-	-	(55)	(4)	-

Net periodic benefit cost	127	57	284	140	23	214